Share-based payment Arrangement	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Share-based payment Arrangement
26.	Share-based payment Arrangement

26.1	Share-based payment arrangement of the Parent Company

(1)	The terms and conditions related to the grants of the share-based payment arrangement are as follows:

1)	Share-based payment arrangement with cash alternatives

	Series
	1-3	3	4	5	6
Grant date	March 24, 2017	February 22, 2019	March 26, 2019	March 26, 2020	March 25, 2021
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares, Cash settlement
Number of shares (in share)	67,320	8,907	5,266	376,313	87,794
Exercise price (in won)	57,562	53,052	50,862	38,452	50,276
Exercise period	Mar. 25, 2021 ~ Mar. 24, 2024	Feb. 23, 2021 ~ Feb. 22, 2024	Mar. 27, 2021 ~ Mar. 26, 2024	Mar. 27, 2023 ~ Mar. 26, 2027	Mar. 26, 2023 ~ Mar. 25, 2026
Vesting conditions	4 years’ service from the grant date	2 years’ service from the grant date	2 years’ service from the grant date	3 years’ service from the grant date	2 years’ service from the grant date

Series
	7-1	7-2
Grant date	March 25, 2022
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares, Cash settlement
Number of shares (in share)	295,275	109,704
Exercise price (in won)	56,860	56,860
Exercise period	Mar. 26, 2025 ~ Mar. 25, 2029	Mar. 26, 2024 ~ Mar. 25, 2027
Vesting conditions	2 years’ service from the grant date	2 years’ service from the grant date

(*)	The remaining parts of 1-2st and 2nd share options were fully forfeited, and the 8th share option was canceled for the year ended December 31, 2023.

2)	Cash-settled share-based payment arrangement

	Granted in 2021		Granted in 2022
	Share appreciation rights of SK Telecom Co., Ltd.(*)	Share appreciation rights of SK Square Co., Ltd.(*)	Share appreciation rights of SK Telecom Co., Ltd.
Grant date	January 1, 2021		January 1, 2022
Grant method	Cash settlement
Number of shares (in share)	183,246	118,456	338,525
Exercise price (in won)	50,276		56,860
Exercise period	Jan. 1, 2023 ~ Mar. 28, 2024		Jan. 1, 2024 ~ Mar. 25, 2025
Vesting conditions	2 years’ service from the grant date		2 years’ service from the grant date

(*)	Parts of the grant that have not met the vesting conditions have been forfeited for the year ended December 31, 2022.

3)	Equity-settled share-based payment arrangement
The Parent Company newly established Performance Share Units (“PSU”) for executives of the Parent Company and major subsidiaries as part of the compensation based on the growth of corporate value for the year ended December 31, 2023, and the details are as follows:

PSU of SK Telecom Co., Ltd.
Grant date	March 28, 2023
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares
Number of shares(*)	Fluctuates according to the share price on the expiration date and the cumulative increase rate of KOSPI200
Reference share price (in won)	47,280
Reference index (KOSPI200)	315
Maturity (exercise date)	The day in which the annual general meeting of shareholders is held after 3 years from the grant date
Vesting conditions	Full service in the year in which the grant date is included

(*)
The initial amount granted is a total of
~~W~~
10,813 million, and the amount calculated according to the adjustment rate based on the share price on the expiration date and the cumulative increase rate of
KOSPI200
will be paid in shares.

(1)
Share compensation expense for share-based payment arrangements with cash alternatives recognized for the year ended December 31, 2023 and the remaining share compensation expense to be recognized in subsequent periods are as follows:

(In millions of won)
	Share compensation expense
As of December 31, 2022	~~W~~	155,579
For the year ended December 31, 2023		2,171
In subsequent periods		504

	~~W~~	158,254

The liabilities recognized by the Parent Company in relation to the share-based payment arrangement with cash alternatives are
~~W~~
5,530 million and
~~W~~
4,221 million, respectively, which are included in accrued expenses as of December 31, 2023 and 2022.
As of December 31, 2023 and 2022, the carrying amount of liabilities recognized by the Parent Company in relation to the cash-settled share-based payment arrangement are
~~W~~
1,133 million and
~~W~~
906 million, respectively.
Share compensation expenses recognized for equity-settled share-based payment arrangements are
~~W~~
6,267 million for the year ended December 31, 2023.

(3)	The Parent Company used binomial option pricing model in the measurement of the fair value of the share options at grant date and the inputs used in the model are as follows:

1)	Share-based payment arrangement with cash alternatives
(i) SK Telecom Co., Ltd.

(In won)	Series
	1-3	3	4	5	6	7-1	7-2
Risk-free interest rate	3.52%	3.49%	3.52%	3.14%	3.18%	3.15%	3.14%
Estimated option’s life	7 years	5 years	5 years	7 years	5 years	7 years	5 years
Share price on the remeasurement date	50,100	50,100	50,100	50,100	50,100	50,100	50,100
Expected volatility	16.80%	16.80%	16.80%	16.80%	16.80%	16.80%	16.80%
Expected dividends yield	6.60%	6.60%	6.60%	6.60%	6.60%	6.60%	6.60%
Exercise price	57,562	53,052	50,862	38,452	50,276	56,860	56,860
Per-share fair value of the option	63	310	1,157	11,648	3,400	2,466	1,974

(ii) SK Square Co., Ltd.

(In won)	Series
	1-3	3	4	5	6
Risk-free interest rate	2.07%	1.91%	1.78%	1.52%	1.55%
Estimated option’s life	7 years	5 years	5 years	7 years	5 years
Share price (Closing price on the preceding day)	52,500	51,800	50,600	34,900	49,800
Expected volatility	13.38%	8.30%	7.70%	8.10%	25.70%
Expected dividends yield	3.80%	3.80%	3.90%	5.70%	4.00%
Exercise price	57,562	53,052	50,862	38,452	50,276
Per-share fair value of the option	3,096	1,720	1,622	192	8,142

2)	Cash-settled share-based payment arrangement

(In won)	Granted in 2021		Granted in 2022
	Share appreciation rights of SK Telecom Co., Ltd.	Share appreciation rights of SK Square Co., Ltd.	Share appreciation rights of SK Telecom Co., Ltd.
Risk-free interest rate	3.52%	3.52%	3.37%
Estimated option’s life	3.25 years	3.25 years	3.25 years
Share price on the remeasurement date	50,100	52,600	50,100
Expected volatility	16.80%	30.90%	16.80%
Expected dividends yield	6.60%	0.00%	6.60%
Exercise price	50,276	50,276	56,860
Per-share fair value of the option	1,387	4,706	949

3)	Equity-settled share-based payment arrangement

(In won)
PSU of SK Telecom Co., Ltd.
Risk-free interest rate	3.26%
Estimated option’s life	3 years
Share price on the grant date	48,500
Expected volatility	18.67%
Expected dividends yield	4.90%
Per-share fair value of the option	27,525

26.2	Share-based payment arrangement by SAPEON Inc., a subsidiary of the Parent Company

(1)	The terms and conditions related to the grants of the share-based payment arrangement are as follows:

	Series
	1-1	1-2	2
Grant date	February 28, 2023		November 13, 2023
Types of shares to be issued	Registered common shares of SAPEON Inc.
Grant method	Issuance of shares
Number of shares (in share)	14,500	35,100	6,450
Exercise price (in U.S. dollars)	100.0
Exercise period(*)	Jan. 4, 2024 ~ Jan. 4, 2032	Apr. 1, 2024 ~ Apr. 1, 2032	Feb. 1, 2025 ~ Feb. 1, 2033
Vesting conditions	2 years’ service from the commencement date, 50% 3 years’ service from the commencement date, 25% 4 years’ service from the commencement date, 25%

(*)	The exercise periods vary as vesting periods for each share-based payment arrangement are different. The exercise period was disclosed based on the vesting period with the highest number of grants.

(2)	Share compensation expense for share-based payment arrangements for the year ended December 31, 2023 and the remaining share compensation expense to be recognized in subsequent periods are as follows:

(In millions of won)
	Share compensation expense
As of December 31, 2022	~~W~~	—
For the year ended December 31, 2023		2,555
In subsequent periods		1,312

	~~W~~	3,867

(3)
SAPEON Inc., a subsidiary of the Parent Company, used binomial option pricing model in the measurement of the fair value of the share options at grant date and the inputs used in the model are as follows:

(In U.S. dollars)
	1-1	1-2	2
Risk-free interest rate	4.18%	4.16%	4.67%
Estimated option’s life	5.18 years	5.42 years	5.55 years
Underlying share price	107.8	107.8	118.1
Expected volatility	43.50%	43.00%	43.00%
Expected dividends yield	0.00%	0.00%	0.00%
Exercise price	100.0	100.0	100.0
Per-share fair value of the option	50.7	51.4	61.4